EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,436.1
Exploration and evaluation expenditures	34.5	$ 39.2
Impairment charge	(287.8)	0.0
Balance, end of the year	2,239.6	2,436.1
Borrowing costs capitalised	23.0	28.1
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Borrowing costs capitalised	0.4	4.8
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	47.3	474.6
Exploration and evaluation expenditures	6.4	51.8
Acquired Exploration and evaluation assets		3.2
Transfers to Property, plant and equipment	(9.2)	(482.3)
Impairment charge	(2.3)
Balance, end of the year	42.2	47.3
Exploration and evaluation assets | Côté Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	395.7
Exploration and evaluation expenditures	0.0	22.0
Acquired Exploration and evaluation assets		0.0
Transfers to Property, plant and equipment	0.0	(417.7)
Impairment charge	0.0
Balance, end of the year	0.0	0.0
Exploration and evaluation assets | Saramacca Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	37.1
Exploration and evaluation expenditures	0.0	24.3
Acquired Exploration and evaluation assets		3.2
Transfers to Property, plant and equipment	0.0	(64.6)
Impairment charge	0.0
Balance, end of the year	0.0	0.0
Exploration and evaluation assets | Diakha-Siribaya Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	36.6	36.6
Exploration and evaluation expenditures	0.0	0.0
Acquired Exploration and evaluation assets		0.0
Transfers to Property, plant and equipment	0.0	0.0
Impairment charge	0.0
Balance, end of the year	36.6	36.6
Exploration and evaluation assets | Other Projects
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	10.7	5.2
Exploration and evaluation expenditures	6.4	5.5
Acquired Exploration and evaluation assets		0.0
Transfers to Property, plant and equipment	(9.2)	0.0
Impairment charge	(2.3)
Balance, end of the year	5.6	10.7
Exploration and evaluation assets | Nelligan Project
Reconciliation of changes in property, plant and equipment [abstract]
Payments for exploration and evaluation expenses	1.8	1.7
Exploration and evaluation assets | Boto Project
Reconciliation of changes in property, plant and equipment [abstract]
Payments for exploration and evaluation expenses	$ 4.2	$ 3.8
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Capitalisation rate of borrowing costs eligible for capitalisation	7.18%	7.24%